NOTE 12 – SUBSEQUENT EVENTS (Details Narrative)	1 Months Ended
Nov. 14, 2022 shares
Subsequent Events [Abstract]
Stock Issued During Period, Shares, Conversion of Convertible Securities	3,790,597